Investments in equity-accounted associates and joint ventures (Tables)	12 Months Ended
Oct. 31, 2023
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Summary of Aggregate Financial Information Related to Proportionate Interest in the Equity-accounted Joint Ventures
The following table provides the summarized aggregate financial information related to our proportionate interest in the equity-accounted joint ventures:

$ millions, for the year ended October 31	2023	2022
Net income	$46	$52
OCI	61	(218)
Total comprehensive income (loss)	$107	$(166)

Summary of Aggregate Financial Information Related to Proportionate Interest in Equity-accounted Associates
The following table provides the summarized aggregate financial information related to our proportionate interest in equity-accounted associates:

$ millions, for the year ended October 31	2023	2022
Net income (loss)	$(16)	$(5)
OCI	5	–
Total comprehensive income (loss)	$(11)	$(5)